UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/00

Check here if Amendment [  ]; Amendment Number:  ____
This Amendment (Check only one.):  [  ] is a restatement.
	[  ] adds new holdings
		entries.
Institutional Investment Manager Filing this Report:

Name:	Princeton Capital Management, Inc.
Address:	47 Hulfish Street, Suite 500
	Princeton, New Jersey  08540

Form 13F File Number:  28-7092

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ann W. Elmes
Title:	Director
Phone:	(609) 924-6867

Signature, Place, and Date of Signing:

Ann W. Elmes              Princeton, New Jersey      02/26/01
[Signature]                   [City, State]           [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________	________________________________
	[Repeat as necessary.]


Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Manager:

Form 13F Information Table Entry Total:		111

Form 13F Information Table Value Total:	$  136,866
	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-____________	___________________

	[Repeat as necessary.]




PRINCETON CAPITAL MANAGEMENT
FORM 13F
December 31, 2000

                                                                                               Voting Authority
                                                                                               --------------------------
                                                          Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                         Title oCUSIP       (x$1000)  Prn Amt  Prn Call Dscretn  ManageSole     Shared   None
------------------------------         ----------------   --------  -------- --- ---- -------  -------------- -------- --------

ATT                                    COM    001957109         1755   101712SH       Sole               19600    16200    65912
Abbott Laboratories                    COM    002824100         2758    56934SH       Sole                 775    15400    40759
Adobe Systems                          COM    00724F101         2100    36083SH       Sole                1950     7600    26533
Agilent Technologies                   COM    00846U101         1231    22482SH       Sole                1510     4771    16201
American Home Prod                     COM    026609107          221     3480SH       Sole                                  3480
American Intl Group                    COM    026874107          846     8582SH       Sole                                  8582
Anadarko Petroleum                     COM    032511107         1286    18097SH       Sole                1218     3866    13013
Aspect Communications                  COM    04523Q102          196    24300SH       Sole                 300             24000
At Home Corp                           COM    045919107          381    68850SH       Sole                                 68850
BP Amoco                               COM    055622104         2661    55583SH       Sole               17709    12648    25226
Banc One                               COM    06423A103          475    12962SH       Sole                5864     1000     6098
BellSouth                              COM    079860102         1008    24618SH       Sole                2800     7200    14618
Bergen Brunswig                        COM    083739102          214    13550SH       Sole                                 13550
Black Hills Corp                       COM    092113109          403     9000SH       Sole                                  9000
Boeing                                 COM    097023105         1614    24450SH       Sole                                 24450
Bristol Myers Squibb                   COM    110122108          791    10696SH       Sole                4800              5896
Catalytica Energy Systems              COM    148884109          246    14288SH       Sole                                 14288
Caterpillar                            COM    149123101          402     8498SH       Sole                                  8498
Chevron                                COM    166751107         1759    20828SH       Sole                6775     1325    12728
Chiron                                 COM    170040109          785    17649SH       Sole                 950     1600    15099
Chubb                                  COM    171232101          225     2600SH       Sole                 200              2400
Cigna                                  COM    125509109         2210    16702SH       Sole                5100     1600    10002
Citigroup                              COM    172967101         1938    37951SH       Sole                1784     4800    31367
Coca Cola                              COM    191216100          792    13000SH       Sole                 600     3500     8900
Coherent                               COM    192479103         3135    96450SH       Sole                1500     4500    90450
Comcast Corp-Special Cl A              COM    200300200          490    11732SH       Sole                                 11732
Convergys                              COM    212485106          227     5000SH       Sole                                  5000
Corixa                                 COM    21887F100          710    25486SH       Sole                2879     3811    18796
Corning Inc                            COM    219350105          663    12550SH       Sole                         9000     3550
Creo Products                          COM    225606102         1132    55900SH       Sole                                 55900
Dell Computer                          COM    247025109          174    10000SH       Sole                5000              5000
Digital River                          COM    25388B104          137    57500SH       Sole               15000             42500
Eastman Kodak                          COM    277461109          300     7610SH       Sole                1535     2600     3475
Emerson Electric                       COM    291011104          292     3700SH       Sole                         1600     2100
Emisphere Technol.                     COM    291345106         1535    61400SH       Sole                2000     2700    56700
Enron Corp                             COM    293561106         2406    28946SH       Sole               10312      400    18234
Ericsson Cl B ADR                      COM    294821400          190    17000SH       Sole                                 17000
Exxon Mobil                            COM    30231G102         3714    42719SH       Sole                8000     5932    28787
Ford Motor                             COM    345370100         1474    62888SH       Sole                5922    14511    42455
General Comm Cl A                      COM    369385109           80    11500SH       Sole                                 11500
General Electric                       COM    369604103        11380   237399SH       Sole               62640    75800    98959
Georgia Pacific                        COM    373298108          255     8200SH       Sole                         6000     2200
Harris Corp                            COM    413875105         4303   140500SH       Sole                1000            139500
Hewlett Packard                        COM    428236103         1297    41084SH       Sole                2520    10600    27964
IBM Corp                               COM    459200101          634     7457SH       Sole                                  7457
IDX Systems                            COM    449491109          575    23000SH       Sole                                 23000
ImageX.com                             COM    45244D102          235   228200SH       Sole               37000            191200
Immunex                                COM    452528102          333     8200SH       Sole                                  8200
InFocus Systems                        COM    45665B106          156    10600SH       Sole                                 10600
Indigo                                 COM    N44495104         3975  1096600SH       Sole               55200    38700    1E+06
Informix                               COM    456779107          729   245500SH       Sole               19300     5500   220700
Intel                                  COM    458140100          583    19388SH       Sole                2000      600    16788
Interpublic Group                      COM    460690100          596    14014SH       Sole               14014
J.P.Morgan Chase                       COM    616880100         1913    11558SH       Sole                         6650     4908
Johnson & Johnson                      COM    478160104         2283    21726SH       Sole                4800      800    16126
Kopin Corp                             COM    500600101         1177   106400SH       Sole                1700            104700
Lernout & Hauspie Speech Produ         COM    B5628B104           51    36500SH       Sole                                 36500
Lilly (Eli)                            COM    532457108          803     8625SH       Sole                         2000     6625
Lucent Technologies                    COM    549463107          985    72946SH       Sole               18770    13808    40368
Martek                                 COM    572901106         6760   551807SH       Sole              102892    13500   435415
McGraw Hill                            COM    580645109          693    11825SH       Sole                 400     6400     5025
Mckesson HBOC                          COM    58155Q103         2602    72500SH       Sole                1700    10750    60050
Mercantile Bankshares                  COM    587405101          462    10690SH       Sole                4945              5745
Merck                                  COM    589331107         5225    55812SH       Sole                6700    15850    33262
Microsoft                              COM    594918104          340     7846SH       Sole                2000     2000     3846
Microware                              COM    595150103          126   288000SH       Sole               65100    13000   209900
Motorola                               COM    620076109         2026   100055SH       Sole               11541    21810    66704
Norfolk Southern                       COM    655844108          310    23300SH       Sole                3000    10300    10000
Nortel Networks (New)                  COM    656568102          226     7050SH       Sole                 100      400     6550
Oracle                                 COM    68389X105         1883    64780SH       Sole                2600    11400    50780
Peregrine Systems                      COM    71366q101         1684    85250SH       Sole                2200     9525    73525
Pfizer                                 COM    717081103         1304    28339SH       Sole                 600     3925    23814
Pharmacyclics                          COM    716933106         1226    35800SH       Sole                 500             35300
Philip Morris                          COM    718154107          323     7350SH       Sole                1995      300     5055
Procter & Gamble                       COM    742718109          639     8150SH       Sole                                  8150
QRS Corp                               COM    74726X105         1500   117050SH       Sole                1000            116050
RCN Corporation                        COM    749361101           77    12200SH       Sole               12000               200
Reliant Energy                         COM    442161105          346     8000SH       Sole                                  8000
SBC Communications                     COM    78387G103         1143    23942SH       Sole                2758             21184
Sangstat Medical Corp                  COM    801003104          546    46000SH       Sole                                 46000
Santa Cruz Operation                   COM    801833104          367   286200SH       Sole               97500            188700
Schering Plough                        COM    806605101         6226   109706SH       Sole               14000    28500    67206
Scientific-Atlanta                     COM    808655104         1278    39259SH       Sole                1700     5000    32559
Scitex Corp                            COM    809090103         1727   234200SH       Sole                3000            231200
Sepracor                               COM    817315104         3568    44526SH       Sole                7705     8800    28021
Shaw Industries                        COM    820286102         4443   234624SH       Sole               71010    61000   102614
SonoSite                               COM    83568G104          221    17300SH       Sole                                 17300
Southern Company                       COM    842587107          364    10950SH       Sole                4200      550     6200
SpectRx                                COM    847635109          534    72400SH       Sole                                 72400
Summit Bancorp                         COM    866005101          938    24575SH       Sole                9225     9700     5650
Sun Microsystems                       COM    866810104         1756    62988SH       Sole                6200    11000    45788
Tellabs                                COM    879664100          394     6975SH       Sole                         1325     5650
Texaco                                 COM    881694103          349     5616SH       Sole                1200      250     4166
Texas Instruments                      COM    882508104          417     8800SH       Sole                 600     3200     5000
Transkaryotic Therapies                COM    893735100         1474    40450SH       Sole                1000             39450
Trimble Navigation LTD                 COM    896239100          324    13500SH       Sole                                 13500
Union Pacific                          COM    907818108         1079    21258SH       Sole                3674     4700    12884
United Technologies                    COM    913017109          786    10000SH       Sole                                 10000
Universal Display                      COM    91347P105         1196   166400SH       Sole                6000            160400
Verizon Communications                 COM    077853109         1257    25072SH       Sole                 244     4254    20574
Viragen                                COM    927638106           27    20500SH       Sole                                 20500
WAWA, Inc                              COM                       231      360SH       Sole                 180      180
Wachovia Bank                          COM    929771103          589    10125SH       Sole                 200              9925
Wind River Systems                     COM    973149107          831    24350SH       Sole                                 24350
World Access                           COM    98141A101           33    13900SH       Sole                 800             13100
XEIKON NV                              COM    984003103          533    88800SH       Sole                                 88800
Xerox                                  COM    984121103           83    18000SH       Sole               18000
duPont                                 COM    263534109          899    18617SH       Sole                6900             11717
eMagin Corp                            COM    29076n107          108    50900SH       Sole                                 50900
National Data Corp                     CONV   635621AA3          166   180000PRN      Sole                                180000
Indigo Warrants                                                    9    20000SH       Sole                                 20000
REPORT SUMMARY                             111DATA RECORDS    136866         0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
